RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND INVESTMENTS [Abstract]
RESTRICTED CASH AND INVESTMENTS
5.   RESTRICTED CASH AND INVESTMENTS

The restricted cash and investment accounts were established and are maintained by The Bank of New York Mellon (formerly the Chase Manhattan Trust Company of California and JPMorgan Chase) as the collateral trustee who maintains the accounts as collateral agent for the equal and ratable benefit of the holders of the Term Notes. Charterhire payments are deposited into a revenue account and these funds can only be used to fund the principal and interest due on the Term Notes and any operating costs in relation to operating the Owners.